Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 30, 2026	Jan. 31, 2025	Feb. 02, 2024	Feb. 03, 2023	Jan. 28, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year(1)	Summary Compensation Table Total for First PEO (Keene) ($)	Compensation Actually Paid to First PEO (Keene)(2)(3)(4) ($)	Summary Compensation Table Total for Second PEO (Townes- Whitley) ($)	Compensation Actually Paid to Second PEO (Townes- Whitley)(2)(3)(4) ($)	Summary Compensation Table Total for Third PEO (Reagan) ($)	Compensation Actually Paid to Third PEO (Reagan)(2)(3)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4) ($)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)	Net Income ($ in millions)(6)	Revenue ($ in millions)(7)
2026	—	—	18,082,046	15,042,938	2,953,482	2,943,716	2,579,974	2,185,450	113.75	195.65	358	7,262
2025	—	—	10,241,743	8,432,362	—	—	3,043,064	2,628,442	119.39	183.31	362	7,479
2024	12,895,917	18,951,966	10,990,318	13,473,423	—	—	4,541,334	6,387,422	140.57	143.81	477	7,444
2023	8,664,380	13,290,774	—	—	—	—	4,681,658	5,523,501	111.94	111.99	303	7,704
2022	8,343,156	6,384,092	—	—	—	—	2,563,133	2,239,947	86.13	114.15	279	7,394

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Our PEO and Non-PEO NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEOs	Non-PEO NEOs
2026	Toni Townes-Whitley; James Reagan	Prabu Natarajan, Srinivas Attili, Hilary L. Hageman, David C. Ray, James J. Jackson, Kathleen T. McCarthy
2025	Toni Townes-Whitley	Prabu Natarajan, Srinivas Attili, Hilary L. Hageman, David C. Ray
2024	Nazzic S. Keene; Toni Townes-Whitley	Prabu Natarajan, Robert S. Genter, Michael W. LaRouche, Michelle O’Hara
2023	Nazzic S. Keene	Prabu Natarajan, Robert S. Genter, Michael W. LaRouche, Michelle O’Hara, Steven G. Mahon
2022	Nazzic S. Keene	Prabu Natarajan, Robert S. Genter, Michael W. LaRouche, Steven G. Mahon

Peer Group Issuers, Footnote	Peer Group TSR reflects the Dow Jones US Computer Services Index, which is the industry index utilized in the stock performance graph, as reflected in our Annual Report on the Form 10-K for the fiscal year ended January 30, 2026 pursuant to Item 201(e) of Regulation S-K.
The Company and peer group TSR for each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on January 29, 2021 (the last day of fiscal 2021) through and including the end of the fiscal year for each year reported in the table.

Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP as computed in accordance with Item 402(v) of SEC Regulation S-K. A reconciliation of Total Compensation from the SCT to CAP to the PEO and our Non-PEO NEOs (as an average) is shown below:

			First PEO (Keene)
Adjustments	2026	2025	2024	2023	2022
Total Compensation from SCT	—	—	$12,895,917	$8,664,380	$8,343,156
Adjustments for stock and option awards:
(Subtraction): SCT Amounts	—	—	(7,254,762)	(5,840,076)	(5,333,701)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	—	6,128,313	7,124,332	5,194,332
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	—	—	1,734,628	1,852,379	(1,238,005)
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	2,918,464	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	—	—	2,283,842	1,286,527	(762,622)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	245,564	203,232	180,932
Compensation Actually Paid (as calculated)	$—	$—	$18,951,966	$13,290,774	$6,384,092

			Second PEO (Townes-Whitley)
Adjustments	2026	2025	2024	2023	2022
Total Compensation from SCT	$18,082,046	$10,241,743	$10,990,318	$—	$—
Adjustments for stock and option awards:
(Subtraction): SCT Amounts	(8,420,562)	(6,384,074)	(7,175,963)	—	—
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	5,771,943	5,966,499	9,606,473	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(558,076)	(1,468,134)	—	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(66,622)	(98,246)	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	234,209	174,574	52,595	—	—
Compensation Actually Paid (as calculated)	$15,042,938	$8,432,362	$13,473,423	$—	$—

			Third PEO (Reagan)
Adjustments	2026	2025	2024	2023	2022
Total Compensation from SCT	$2,953,482	$—	$—	$—	$—
Adjustments for stock and option awards:
(Subtraction): SCT Amounts	(2,170,111)	—	—	—	—
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	2,166,776	—	—	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	—	—	—	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(8,721)	—	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	2,290	—	—	—	—
Compensation Actually Paid (as calculated)	$2,943,716	$—	$—	$—	$—

			Average of Other NEOs
Adjustments	2026	2025	2024	2023	2022
Total Compensation from SCT	$2,579,974	$3,043,064	$4,541,334	$4,681,658	$2,563,133
Adjustments for stock and option awards:
(Subtraction): SCT Amounts	(1,207,678)	(1,548,968)	(1,575,993)	(3,040,104)	(1,160,628)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	872,700	1,457,430	1,654,263	3,223,412	1,130,294
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(83,512)	(200,391)	620,349	379,538	(211,064)
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	311,011	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(6,325)	(168,756)	752,594	237,325	(117,602)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	30,291	46,063	83,864	41,672	35,814
Compensation Actually Paid (as calculated)	$2,185,450	$2,628,442	$6,387,422	$5,523,501	$2,239,947

Non-PEO NEO Average Total Compensation Amount	$ 2,579,974	$ 3,043,064	$ 4,541,334	$ 4,681,658	$ 2,563,133
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,185,450	2,628,442	6,387,422	5,523,501	2,239,947
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of CAP as computed in accordance with Item 402(v) of SEC Regulation S-K. A reconciliation of Total Compensation from the SCT to CAP to the PEO and our Non-PEO NEOs (as an average) is shown below:

			First PEO (Keene)
Adjustments	2026	2025	2024	2023	2022
Total Compensation from SCT	—	—	$12,895,917	$8,664,380	$8,343,156
Adjustments for stock and option awards:
(Subtraction): SCT Amounts	—	—	(7,254,762)	(5,840,076)	(5,333,701)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	—	6,128,313	7,124,332	5,194,332
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	—	—	1,734,628	1,852,379	(1,238,005)
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	2,918,464	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	—	—	2,283,842	1,286,527	(762,622)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	245,564	203,232	180,932
Compensation Actually Paid (as calculated)	$—	$—	$18,951,966	$13,290,774	$6,384,092

			Second PEO (Townes-Whitley)
Adjustments	2026	2025	2024	2023	2022
Total Compensation from SCT	$18,082,046	$10,241,743	$10,990,318	$—	$—
Adjustments for stock and option awards:
(Subtraction): SCT Amounts	(8,420,562)	(6,384,074)	(7,175,963)	—	—
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	5,771,943	5,966,499	9,606,473	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(558,076)	(1,468,134)	—	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(66,622)	(98,246)	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	234,209	174,574	52,595	—	—
Compensation Actually Paid (as calculated)	$15,042,938	$8,432,362	$13,473,423	$—	$—

			Third PEO (Reagan)
Adjustments	2026	2025	2024	2023	2022
Total Compensation from SCT	$2,953,482	$—	$—	$—	$—
Adjustments for stock and option awards:
(Subtraction): SCT Amounts	(2,170,111)	—	—	—	—
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	2,166,776	—	—	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	—	—	—	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(8,721)	—	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	2,290	—	—	—	—
Compensation Actually Paid (as calculated)	$2,943,716	$—	$—	$—	$—

			Average of Other NEOs
Adjustments	2026	2025	2024	2023	2022
Total Compensation from SCT	$2,579,974	$3,043,064	$4,541,334	$4,681,658	$2,563,133
Adjustments for stock and option awards:
(Subtraction): SCT Amounts	(1,207,678)	(1,548,968)	(1,575,993)	(3,040,104)	(1,160,628)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	872,700	1,457,430	1,654,263	3,223,412	1,130,294
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(83,512)	(200,391)	620,349	379,538	(211,064)
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	311,011	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(6,325)	(168,756)	752,594	237,325	(117,602)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	30,291	46,063	83,864	41,672	35,814
Compensation Actually Paid (as calculated)	$2,185,450	$2,628,442	$6,387,422	$5,523,501	$2,239,947

Tabular List, Table

Most Important Measures (Unranked)
Revenue
Adjusted EBITDA(1)
Adjusted Operating Cash Flow(1)

Total Shareholder Return Amount	$ 113.75	119.39	140.57	111.94	86.13
Peer Group Total Shareholder Return Amount	195.65	183.31	143.81	111.99	114.15
Net Income (Loss)	$ 358,000,000	$ 362,000,000	$ 477,000,000	$ 303,000,000	$ 279,000,000
Company Selected Measure Amount	7,262,000,000	7,479,000,000	7,444,000,000	7,704,000,000	7,394,000,000
PEO Name	Toni Townes-Whitley; James Reagan	Toni Townes-Whitley	Nazzic S. Keene; Toni Townes-Whitley	Nazzic S. Keene	Nazzic S. Keene
Additional 402(v) Disclosure	In accordance with Item 402(v) requirements, the fair value of unvested and outstanding equity awards included in the CAP columns were remeasured as of the end of each fiscal year, and as of each vesting date, during the fiscal years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are consistent with those used to estimate fair value in accordance with ASC Topic 718. The fair value of options was determined by using a lattice model, the fair value of the
TSR-modifier and relative TSR-based PSUs was determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equals the stock price on the appropriate measurement date.
For the portion of CAP that is based on the Company's fiscal year-end stock prices, the following prices were used for 2026: $101.76, 2025:
$108.28, for 2024: $129.01, for 2023: $104.08, and for 2022: $81.32.
Net income is as listed on our Annual Report on Form 10-K in accordance with U.S. GAAP.Revenue is the financial measure from the tabular list of fiscal 2026 Most Important Measures shown below which, in the Company’s assessment, represents the most important performance measure used to link CAP to our PEO and Non-PEO NEOs to the Company’s performance for fiscal 2026. Revenue is as listed on our Annual Report on the Form 10-K in accordance with U.S. GAAP.
Adjusted EBITDA and adjusted operating cash flow are non-GAAP measures. See the Appendix to this Proxy Statement for a reconciliation as to how each adjusted non-GAAP performance measure for the performance stock units is calculated as compared to the most closely comparable GAAP measure.

Compensation Actually Paid, Portion Based On Fiscal Year-End Stock Prices, Stock Price Used	$ 101.76	$ 108.28	$ 129.01	$ 104.08	$ 81.32
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Cash Flow(1)
Toni Townes-Whitley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,082,046	$ 10,241,743	$ 10,990,318
PEO Actually Paid Compensation Amount	15,042,938	8,432,362	13,473,423
James C. Reagan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,953,482
PEO Actually Paid Compensation Amount	2,943,716
Nazzic S. Keene [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			12,895,917	$ 8,664,380	$ 8,343,156
PEO Actually Paid Compensation Amount			18,951,966	13,290,774	6,384,092
PEO | Toni Townes-Whitley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,420,562)	(6,384,074)	(7,175,963)
PEO | Toni Townes-Whitley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,771,943	5,966,499	9,606,473
PEO | Toni Townes-Whitley [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(558,076)	(1,468,134)	0
PEO | Toni Townes-Whitley [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Toni Townes-Whitley [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,622)	(98,246)	0
PEO | Toni Townes-Whitley [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,209	174,574	52,595
PEO | James C. Reagan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,170,111)
PEO | James C. Reagan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,166,776
PEO | James C. Reagan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James C. Reagan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James C. Reagan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,721)
PEO | James C. Reagan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,290
PEO | Nazzic S. Keene [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,254,762)	(5,840,076)	(5,333,701)
PEO | Nazzic S. Keene [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,128,313	7,124,332	5,194,332
PEO | Nazzic S. Keene [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,734,628	1,852,379	(1,238,005)
PEO | Nazzic S. Keene [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,918,464	0	0
PEO | Nazzic S. Keene [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,283,842	1,286,527	(762,622)
PEO | Nazzic S. Keene [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			245,564	203,232	180,932
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,207,678)	(1,548,968)	(1,575,993)	(3,040,104)	(1,160,628)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	872,700	1,457,430	1,654,263	3,223,412	1,130,294
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,512)	(200,391)	620,349	379,538	(211,064)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	311,011	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,325)	(168,756)	752,594	237,325	(117,602)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 30,291	$ 46,063	$ 83,864	$ 41,672	$ 35,814